Net finance (costs)/income	12 Months Ended
Jun. 30, 2022
Net finance (costs)/income
Net finance (costs)/income
9	Net finance (costs)/income

	2022	2021	2020
	£’000	£’000	£’000
Interest payable on bank loans and overdrafts	(3,058)	(1,952)	(1,038)
Interest payable on secured term loan facility, senior secured notes and revolving facilities	(19,975)	(17,262)	(19,485)
Interest payable on lease liabilities (Note 14)	(97)	(109)	(131)
Amortization of issue costs on secured term loan facility and senior secured notes	(713)	(626)	(579)
Foreign exchange losses on retranslation of unhedged US dollar borrowings(1)	(58,738)	—	(4,436)
Unwinding of discount relating to registrations	(2,363)	(892)	(1,508)
Reclassified from hedging reserve (1)	—	(14,631)	—
Hedge ineffectiveness on cash flow hedges	(971)	—	(119)
Fair value movements on derivative financial instruments:
Embedded foreign exchange derivatives	—	—	(95)
Foreign currency options	—	(939)	—
Total finance costs	(85,915)	(36,411)	(27,391)
Interest receivable on short-term bank deposits	145	3	1,352
Foreign exchange gains on retranslation of unhedged US dollar borrowings(2)	—	48,015	—
Reclassified from hedging reserve (3)	326	—	—
Hedge ineffectiveness on cash flow hedges	—	1,234	—
Fair value movement on derivative financial instruments:
Embedded foreign exchange derivatives	23,205	58	—
Total finance income	23,676	49,310	1,352
Net finance (costs)/income	(62,239)	12,899	(26,039)
(1)	Unrealized foreign exchange losses on unhedged USD borrowings due to an unfavorable swing in foreign exchange rates.
(2)	Unrealized foreign exchange gains on unhedged USD borrowings due to a favorable swing in foreign exchange rates.
(3)	Foreign exchange losses immediately reclassified from the hedging reserve for hedged future revenues no longer meeting the hedge accounting criteria due to a change in denomination of the contract currency.